COMMITMENTS AND CONTINGENCIES (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 16 – COMITTMENTS AND CONTINGENCIES
Employment Agreements
The Company has entered into employment agreements with Jeffrey Harris, CEO of SpringBig, and Paul Sykes, CFO of SpringBig, which became effective as of the consummation of the business combination.
Litigation
The Company is from time to time involved in litigation incidental to the conduct of its business. In accordance with applicable accounting guidance, the Company records a provision for a liability when it is both probable that a liability has been incurred and the amount can be reasonably estimated. Management believes that the outcome of such legal proceedings, legal actions and claims will not have a significant adverse effect on the Company’s financial position, results of operations or cash flows.
Employee Retention Payroll Tax Credits
In March 2020, the U.S. government enacted the Coronavirus Aid, Relief, and Economic Security Act (CARES Act) to provide economic and other relief as a result of the COVID-19 pandemic. The CARES Act includes, among other items, provisions relating to refundable employee retention payroll tax credits. Due to the complex nature of the employee retention credit computations, any benefits we may receive are uncertain and may significantly differ from our current estimates. We plan to record any benefit related to these credits upon both the receipt of the benefit and the resolution of the uncertainties, including, but not limited to, the completion of any potential audit or examination, or the expiration of the related statute of limitations. During the three months ended March 31, 2023, we received $2.0 million related to these credits, recognized $0.6 million as an offset related to operating expenses thorough accounts payable, and we have deferred recognition of remaining $1.4 million, which is recorded in current liabilities on the consolidated balance sheets.

NOTE 17 – COMMITMENTS AND CONTINGENCIES
Employment Agreements
The Company has entered into employment agreements with certain of its officers, Jeffrey Harris, CEO, and Paul Sykes, CFO, which became effective as of the Closing. Pursuant to his employment agreement, Mr. Harris will receive an annual salary of $450,000, will be eligible for a target cash incentive opportunity of up to 137.5% of his annual base salary, and will be eligible to receive equity incentive awards under SpringBig’s long-term incentive plan as in effect from time to time.
Pursuant to his employment agreement, Mr. Sykes will receive an annual salary of $350,000, will be eligible for a target cash incentive opportunity of up to 100% of his annual base salary, and will be eligible to receive equity incentive awards under SpringBig’s long-term incentive plan as in effect from time to time.
In addition, the SpringBig board of directors awarded each of Mr. Harris and Mr. Sykes a one-time cash bonus in the amount of $300,000 and $250,000, respectively, which was awarded as of the Closing, the amount is included in administrative expenses on the statement of operations.
Litigation
The Company is from time to time involved in litigation incidental to the conduct of its business. In accordance with applicable accounting guidance, the Company records a provision for a liability when it is both probable that a liability has been incurred and the amount can be reasonably estimated. Management believes that the outcome of such legal proceedings, legal actions and claims will not have a significant adverse effect on the Company’s financial position, results of operations or cash flows.